Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,342,000 (comprised of (i) $1,258,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, (ii) $2,084,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index).
Narrative - Max Aggregate Offering Price	$ 3,342,000